Shareholder Fees (Vanguard High-Yield Corporate Fund Retail)	Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Investor Shares 2/1/2014 - 1/31/2015 USD ($)	Vanguard High-Yield Corporate Fund Vanguard High-Yield Corporate Fund - Admiral Shares 2/1/2014 - 1/31/2015 USD ($)
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for certain fund account balances below $10,000)	20	20